Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Year Ended September 30,
	2014	2013	2012
Net (loss) earnings	$(343.2)	$15.2	$49.9
Preferred stock dividends	(15.4)	(5.4)	—
Net (Loss) Earnings Available to Common Stockholders	$(358.6)	$9.8	$49.9

Weighted-average shares for basic earnings per share	39.7	32.7	34.3
Effect of dilutive securities:
Stock options	—	0.1	—
Stock appreciation rights	—	0.1	0.1
Restricted stock awards	—	0.1	0.1
Total dilutive securities	—	0.3	0.2
Weighted-average shares for diluted earnings per share	39.7	33.0	34.5

Basic (loss) earnings per share	$(9.03)	$0.30	$1.45
Diluted (loss) earnings per share	$(9.03)	$0.30	$1.45